Intangible assets - Schedule of Breakdown For Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 572,274	€ 455,908
Business combinations	8,424	5,859	€ 4,561
Ending balance	614,363	572,274	455,908
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	256,270	239,709
Ending balance	275,630	256,270	239,709
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,832	168,694
Ending balance	173,192	162,832	168,694
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	102,573	5,350
Ending balance	106,057	102,573	5,350
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	50,493	41,009
Ending balance	59,230	50,493	41,009
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106	1,146
Ending balance	254	106	1,146
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	733,169	599,092
Additions	28,498	24,008
Disposals	(3,513)	(966)
Business combinations	8,280	127,086
Exchange differences	29,659	(14,926)
Other movements and reclassifications	1,541	(1,125)
Ending balance	797,634	733,169	599,092
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	256,270	239,709
Additions	0	0
Disposals	0	0
Business combinations	8,280	23,966
Exchange differences	11,080	(7,405)
Other movements and reclassifications	0	0
Ending balance	275,630	256,270	239,709
Gross carrying amount | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,832	168,694
Additions	0	0
Disposals	0	0
Business combinations	0	0
Exchange differences	10,360	(5,862)
Other movements and reclassifications	0	0
Ending balance	173,192	162,832	168,694
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	143,921	42,339
Additions	2,224	1,777
Disposals	(2,802)	(369)
Business combinations	0	99,295
Exchange differences	6,463	(765)
Other movements and reclassifications	3,518	1,644
Ending balance	153,324	143,921	42,339
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	170,040	147,204
Additions	25,901	21,598
Disposals	(711)	(431)
Business combinations	0	3,520
Exchange differences	1,755	(851)
Other movements and reclassifications	(1,751)	(1,000)
Ending balance	195,234	170,040	147,204
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106	1,146
Additions	373	633
Disposals	0	(166)
Business combinations	0	305
Exchange differences	1	(43)
Other movements and reclassifications	(226)	(1,769)
Ending balance	254	106	1,146
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	160,895	143,184
Disposals	(3,721)	(782)
Exchange differences	(1,927)	695
Amortization	(22,152)	(19,153)
Impairment	(58)	(35)
Other movements and reclassifications	(1,960)	0
Ending balance	183,271	160,895	143,184
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,348	36,989
Disposals	(3,029)	(369)
Exchange differences	(425)	164
Amortization	(5,466)	(3,963)
Impairment	0	0
Other movements and reclassifications	(3,057)	(929)
Ending balance	47,267	41,348	36,989
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	119,547	106,195
Disposals	(692)	(413)
Exchange differences	(1,502)	531
Amortization	(16,686)	(15,190)
Impairment	(58)	(35)
Other movements and reclassifications	1,097	929
Ending balance	136,004	119,547	106,195
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Disposals	0	0
Exchange differences	0	0
Amortization	0	0
Impairment	0	0
Other movements and reclassifications	0	0
Ending balance	€ 0	€ 0	€ 0